GCAT 2023-NQM1 Trust ABS-15G

Exhibit 99.17

Client Name:
Client Project Name:	GCAT 2023-NQM1
Start - End Dates:	7/14/2019 - 2/17/2022
Deal Loan Count:	10

Rating Agency ATR QM Data Fields

Loans in Report:	10

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
491032204085	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	5702	XXXXXX	7.3119	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	Yes	2710.87
926168916145	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	10662.14	XXXXXX	5.497	Employed	(No Data)	Non-Permanent Resident Alien	(No Data)	(No Data)	No	0
849355495947	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	8834.13	XXXXXX	5.8192	Employed	(No Data)	Non-Permanent Resident Alien	(No Data)	(No Data)	No	0
183960597585	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	6286	XXXXXX	5.894	Employed	(No Data)	Non-Permanent Resident Alien	(No Data)	(No Data)	No	0
604314705986	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	6868.5	XXXXXX	5.8536	Employed	(No Data)	Permanent Resident Alien	(No Data)	(No Data)	No	0
661787709711	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	8131	XXXXXX	4.8918	Employed	(No Data)	Non-Permanent Resident Alien	(No Data)	(No Data)	No	0
521742143510	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	8950	XXXXXX	4.6903	Employed	(No Data)	Non-Permanent Resident Alien	(No Data)	(No Data)	No	0
460291559374	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	7971	XXXXXX	5.2183	Employed	(No Data)	Non-Permanent Resident Alien	(No Data)	(No Data)	No	0
445610140836	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	6.125	Unemployed	(No Data)	Non-Resident Alien	(No Data)	(No Data)	(No Data)	0
525845309316	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	6804	XXXXXX	6.375	Employed	(No Data)	Non-Resident Alien	(No Data)	(No Data)	(No Data)	0

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